Business Acquisition and Goodwill (Details) - Schedule of Pro Forma Information - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pro Forma [Member]
Schedule of Pro Forma Information [Line Items]
Pro forma revenues	$ 117,864	$ 128,193	$ 100,869
Pro forma net income (loss)	(6,560)	(1,946)	13,692
Beijing Hydrogen [Member]
Schedule of Pro Forma Information [Line Items]
Pro forma revenues	84,497	71,121	43,350
Pro forma net income (loss)	$ (6,524)	$ (12,337)	$ 3,799